Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 1,317,031	$ 1,482,743
Less: allowance for doubtful accounts	(599,322)	(443,163)
Total accounts receivable, net	$ 717,709	$ 1,039,580